Income Taxes Income Taxes - Error Correction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense (benefit)	$ 73	$ 242	$ 92
Out of period adjustments, net [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense (benefit)	2
Error in calculation of deferred tax liabilities associated with software capitalization [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense (benefit)	13
Write-off of income tax assets related to expired foreign tax credits [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense (benefit)	$ 11